Accounts payable (Tables)	12 Months Ended
Mar. 31, 2023
Accounts payable
Schedule of accounts payable

	As of March 31,
	2023	2022
Payable to a supplier of virtual simulation software	$21,894	$77,266
Total	$21,894	$77,266